Accumulated Other Comprehensive Income (Loss)	12 Months Ended
May 31, 2014
Accumulated Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE 9: ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table provides changes in accumulated other comprehensive income (loss) (“AOCI”), net of tax, reported in our financial statements for the years ended May 31 (in millions; amounts in parentheses indicate debits to AOCI):

	2014		2013		2012
Foreign currency translation gain (loss):	$		$		$
Balance at beginning of period		102		61		156
Translation adjustments		(25)		41		(95)
Balance at end of period		77		102		61
Retirement plans adjustments:
Balance at beginning of period		(3,922)		(5,014)		(2,706)
Net (loss) gain and other arising during period		(11)		861		(2,432)
Reclassifications from AOCI		162		231		124
Balance at end of period		(3,771)		(3,922)		(5,014)
Accumulated other comprehensive loss at end of period		$(3,694)		$(3,820)		$(4,953)

The following table presents details of the reclassifications from AOCI for the years ended May 31 (in millions; amounts in parentheses indicate debits to earnings):

	Amount Reclassified from			Affected Line Item in the
	AOCI			Income Statement
	2014	2013	2012
Retirement plans:
Amortization of actuarial losses and other	$(382)	$(516)	$(310)	Salaries and employee benefits
Amortization of prior service credits	115	114	113	Salaries and employee benefits
Total before tax	(267)	(402)	(197)
Income tax benefit	105	171	73	Provision for income taxes
AOCI reclassifications, net of tax	$(162)	$(231)	$(124)	Net income